Account Payables and Accrued Expenses - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Account Payables and Accrued Expenses
Interest expense	$ 42	$ 59	$ 71
Expense relating to short-term leases with payments directly charged to profit or loss	358	533	881
Expense relating to leases of low-value assets with payments directly charged to profit or loss	115	0
Expense relating to variable lease payments not included in the measurement of lease liabilities	0	0
Total cash outflows for leases	939	1,043	1,824
Gain on COVID-19-related rent concessions	0	(6)
Depreciation charge for right-of-use assets (see Note 11)	436	514	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	$ 692	$ 1,109	$ 1,188